Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–167.93%(a)
Alabama–2.97%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,875	$ 5,746,796
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	245	250,676
Birmingham (City of), AL Water Works Board;
Series 2015 A, Ref. RB(b)(c)(d)	5.00%	01/01/2025	4,995	5,955,389
Series 2016 B, Ref. RB	5.00%	01/01/2043	1,260	1,524,474
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(e)	5.50%	01/01/2043	2,525	1,628,322
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,635	2,430,476
Series 2016 A, RB(d)	5.00%	09/01/2046	2,700	4,013,631
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	835	940,026
				22,489,790
Alaska–0.65%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(d)	5.50%	10/01/2041	4,755	4,896,794
Arizona–4.10%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,517,698
Arizona (State of) Industrial Development Authority;
Series 2019 A-2, RB	3.63%	05/20/2033	1,118	1,183,347
Series 2020 A, RB(f)	5.00%	12/15/2050	410	446,457
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2037	1,000	947,040
Series 2019 A, RB	5.00%	01/01/2038	1,000	940,810
Series 2019 B, RB	5.13%	01/01/2054	85	68,889
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(f)	5.25%	07/01/2052	1,250	1,284,625
City of Phoenix Civic Improvement Corp.;
Series 2020, RB(d)	5.00%	07/01/2049	3,070	3,774,105
Series 2020-XM0924, RB(d)	5.00%	07/01/2044	2,040	2,684,252
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,198,439
Series 2017, Ref. RB	5.00%	11/15/2045	905	944,359
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(g)	4.00%	07/01/2045	1,750	2,079,210
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2054	230	255,194
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	510	580,757
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,175	3,315,399
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(h)	5.00%	07/01/2042	1,585	1,875,673
Series 2017 A, RB(h)	5.00%	07/01/2047	2,535	2,976,851
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	365	379,691
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.38%	07/01/2052	1,215	1,244,099
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	815	1,153,282
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	1,000	1,132,070
				30,982,247
Arkansas–0.08%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	615,705
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–16.53%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(d)	5.00%	04/01/2056	$ 2,550	$ 3,048,933
Series 2017, Ref. RB	4.00%	04/01/2037	2,200	2,547,886
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2028	1,250	1,165,000
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2040	300	353,367
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	118,327
Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	1,700	312,953
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(i)	0.00%	06/01/2055	11,260	873,551
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	3,800	4,043,086
Series 2012, GO Bonds	5.00%	04/01/2042	2,790	2,955,001
Series 2013, GO Bonds	5.00%	04/01/2037	1,850	2,039,995
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,500	2,828,100
Series 2020-XM0909, GO Bonds(d)	3.00%	11/01/2050	2,375	2,549,420
Series 2020-XX1123, Ctfs.(d)(j)	4.00%	03/01/2046	3,070	3,693,179
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	855	958,951
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	503	561,052
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,280	1,513,523
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2038	1,515	1,798,547
Series 2018 A, RB(h)	5.00%	12/31/2043	2,055	2,411,214
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(h)	4.00%	07/15/2029	1,700	1,780,359
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	255	268,229
California (State of) Pollution Control Finance Authority;
Series 2012, RB(f)(h)	5.00%	07/01/2027	1,355	1,444,416
Series 2012, RB(f)(h)	5.00%	07/01/2030	1,650	1,752,152
Series 2012, RB(f)(h)	5.00%	07/01/2037	3,610	3,806,565
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	875	951,300
Series 2016 A, RB(f)	5.00%	12/01/2041	1,380	1,528,557
Series 2016 A, RB(f)	5.25%	12/01/2056	1,025	1,142,516
California State University; Series 2020-XM0923, RB(d)	5.00%	11/01/2048	2,110	2,672,188
City of Long Beach CA Harbor Revenue; Series 2020-XM0865, Ctfs.(d)	7.15%	05/15/2044	2,045	2,550,299
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	535	535,797
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(b)(i)	0.00%	01/01/2023	10,750	10,658,732
Series 2015, Ref. RB (INS - AGM)(g)(i)	0.00%	01/15/2034	4,225	3,242,350
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,400	1,546,412
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,820,850
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,165	1,202,408
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2020 A, RB	4.00%	12/01/2043	3,400	4,104,548
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,315	3,835,561
Series 2009 B, RB	6.13%	11/01/2029	990	1,268,398
Series 2009 B, RB	7.00%	11/01/2034	595	950,417
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,055	2,211,529
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	630	688,817
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,460	2,604,550
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds(b)(c)(d)	5.00%	08/01/2021	6,210	6,411,018
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB(h)	5.00%	05/01/2025	$ 1,165	$ 1,187,624
Series 2011 F, Ref. RB(h)	5.00%	05/01/2026	2,335	2,379,458
Series 2016 B, RB(h)	5.00%	05/01/2041	5,000	5,843,550
Series 2019 A, Ref. RB(h)	5.00%	05/01/2036	1,195	1,507,971
Series 2019 A, Ref. RB(h)	5.00%	05/01/2039	2,400	3,004,944
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(b)(c)(d)	5.00%	11/01/2021	5,070	5,294,500
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	685	753,980
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2041	3,560	1,129,837
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(d)	5.25%	07/01/2029	1,440	1,481,227
University of California;
Series 2018 AZ, Ref. RB(d)	4.00%	05/15/2048	2,460	2,865,752
Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,385	2,872,899
				125,071,795
Colorado–4.81%
Arkansas (State of) River Power Authority; Series 2006, RB(b)	5.88%	10/01/2026	1,260	1,495,532
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	1,084,136
Colorado (State of) Board of Governors; Series 2012 A, RB(b)(c)(d)	5.00%	03/01/2022	5,650	5,989,113
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,195	1,442,245
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,889,021
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(b)(c)	5.63%	06/01/2023	500	566,730
Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	600	773,280
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	670	669,993
Series 2007 A, RB	5.30%	07/01/2037	345	317,793
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	1,032,214
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	2,100	2,107,959
Series 2010, RB	6.00%	01/15/2034	1,700	1,705,746
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	531,600
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(d)(j)	5.00%	08/01/2044	1,275	1,536,260
Denver (City & County of), CO;
Series 2012 B, RB(b)(c)	5.00%	11/15/2022	1,750	1,911,822
Series 2018 A, Ref. RB(d)(h)	5.25%	12/01/2048	1,795	2,190,241
Series 2018 A-2, RB(i)	0.00%	08/01/2034	1,730	1,170,899
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	766,995
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	720	749,722
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	686,453
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	3,915	6,198,385
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	917,271
White Buffalo Metropolitan District No. 3; Series 2020, Limited Tax GO Bonds	5.50%	12/01/2050	600	628,494
				36,361,904
Connecticut–0.24%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB(h)	5.50%	04/01/2021	1,800	1,826,820
District of Columbia–2.80%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2035	7,050	8,101,437
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB(b)	5.00%	10/01/2045	695	635,035
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2023	3,080	3,495,184
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	6,720	7,013,799
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,904,604
				21,150,059
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–8.98%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	$ 515	$ 576,192
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,000,070
Broward (County of), FL;
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	2,380	2,713,985
Series 2015 A, RB(h)	5.00%	10/01/2045	1,440	1,642,478
Series 2017, RB(d)(h)(j)	5.00%	10/01/2047	2,645	3,112,345
Series 2019 B, RB(h)	4.00%	09/01/2044	850	922,930
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(f)	6.00%	07/01/2045	255	256,604
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(d)(j)	5.00%	07/01/2049	2,430	3,030,599
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,309,157)(e)(f)(l)	7.75%	05/15/2035	1,340	1,036,825
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(c)	6.00%	04/01/2023	1,450	1,641,792
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,080	3,558,724
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(h)	5.13%	06/01/2027	2,475	2,530,638
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,618,213
Gramercy Farms Community Development District; Series 2011, Ref. RB(k)(m)	6.75%	05/01/2039	1,485	816,750
Greater Orlando Aviation Authority; Series 2019 A, RB(h)	4.00%	10/01/2044	2,250	2,576,093
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,120	2,552,226
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	215	222,239
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	660	689,198
Series 2020 A, Ref. RB	5.75%	08/15/2050	290	301,783
Series 2020 A, Ref. RB	5.75%	08/15/2055	595	614,599
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	425	426,356
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,045,410
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(c)(h)	5.00%	10/01/2022	1,000	1,085,350
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,180	1,274,896
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,855	3,351,256
Series 2020 B, RB	4.00%	07/01/2049	2,405	2,843,407
Series 2020 B, RB	4.00%	07/01/2050	1,545	1,824,027
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	3,945	4,619,832
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	4,250	4,261,985
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. RB	6.13%	08/01/2042	255	255,918
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(c)(h)(n)	0.90%	11/01/2021	600	600,480
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	595	597,612
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(h)	5.00%	10/01/2047	3,465	4,065,207
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2044	1,000	449,850
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2052	460	150,544
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2053	455	142,979
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2054	390	117,659
Overoaks Community Development District; Series 2010 A-2, RB(b)(c)	6.13%	12/03/2020	160	160,026
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	510	533,338
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(d)	5.00%	10/01/2031	3,860	4,007,722
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	855	1,042,108
Reunion East Community Development District;
Series 2005, RB(e)(m)	5.80%	05/01/2036	348	4
Series 2015-2, RB	6.60%	05/01/2036	315	317,567
Sterling Hill Community Development District; Series 2003 A, RB(m)(o)	6.20%	05/01/2035	1,149	689,526
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,095,790
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	$ 1,380	$ 1,528,543
				67,901,675
Georgia–3.16%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,090	3,310,750
Brookhaven Development Authority;
Series 2020, RB(d)(j)	4.00%	07/01/2044	1,150	1,343,706
Series 2020, RB(d)(j)	4.00%	07/01/2049	1,710	1,990,303
City of Atlanta GA Water & Wastewater Revenue; Series 2015, Ref. RB(d)	5.00%	11/01/2040	12,580	14,932,712
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,000	1,198,480
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,000	1,150,780
				23,926,731
Hawaii–0.80%
Hawaii (State of);
Series 2015 A, RB(h)	5.00%	07/01/2045	1,740	1,984,435
Series 2018 A, RB(h)	5.00%	07/01/2043	1,565	1,884,917
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	2,000	2,195,220
				6,064,572
Idaho–0.31%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	885	827,006
Regents of the University of Idaho; Series 2011, Ref. RB(c)	5.25%	04/01/2021	1,470	1,490,712
				2,317,718
Illinois–18.10%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	1,080	1,081,091
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,149,003
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	463,271
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	371,648
Series 2011 A, RB(b)(c)	5.25%	01/01/2022	2,910	3,069,177
Series 2011, COP	7.13%	05/01/2021	521	521,181
Series 2012 A, GO Bonds	5.00%	01/01/2033	855	868,030
Series 2012 A, GO Bonds (INS - BAM)(g)	5.00%	01/01/2033	2,025	2,098,973
Series 2012, RB	5.00%	01/01/2042	2,745	2,852,357
Series 2014, RB	5.00%	11/01/2044	895	1,000,977
Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/01/2032	1,200	1,314,876
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,730,621
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,343,505
Series 2017-2, Ref. RB (INS - AGM)(g)	5.00%	11/01/2038	1,500	1,807,500
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(h)	5.50%	01/01/2032	2,770	3,025,283
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,275	1,390,502
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(h)	5.00%	01/01/2046	865	975,893
Series 2015 D, RB	5.00%	01/01/2046	605	690,517
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,720	1,998,468
Series 2017 D, RB	5.25%	01/01/2042	1,385	1,650,906
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	655	691,542
Series 2018 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2032	735	901,999
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	813,510
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,025	1,081,273
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,785	2,117,813
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(c)(d)(j)	5.25%	12/01/2021	5,760	6,050,822
Series 2014, RB(b)	5.00%	12/01/2044	3,835	4,352,226
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago Park District;
Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2035	$ 1,000	$ 1,123,680
Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2039	1,320	1,464,672
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(g)	5.50%	07/01/2038	2,525	2,690,564
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,364,207
Series 2014, GO Bonds	5.00%	05/01/2035	370	385,636
Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,198,725
Series 2016, GO Bonds	5.00%	11/01/2036	930	991,092
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	293,846
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,825	1,926,890
Series 2017 D, GO Bonds	5.00%	11/01/2024	85	91,097
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,453,406
Series 2018 A, GO Bonds	6.00%	05/01/2027	780	912,265
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,385,143
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,120	2,179,720
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	600	630,420
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,930,077
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB(b)(c)	5.00%	03/01/2022	1,000	1,059,367
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,642,696
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	370	370,215
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	615	665,424
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	64,042
Series 2019 A, Ref. RB	5.00%	11/01/2049	565	595,290
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(f)	4.75%	08/01/2030	850	884,034
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,764,465
Series 2018 B, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(p)(q)	0.01%	11/15/2037	5,000	5,000,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB (Acquired 04/01/2016; Cost $48,800)(e)(l)	2.00%	05/15/2055	366	18,300
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,260
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,402,259
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(b)(c)(d)	5.50%	02/15/2021	3,565	3,602,896
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	151,353
Series 2017, Ref. RB	5.25%	02/15/2037	200	194,876
Series 2017, Ref. RB	5.25%	02/15/2047	850	786,267
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(d)	5.25%	10/01/2052	3,720	4,027,718
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(g)(i)	0.00%	12/15/2029	2,800	2,236,024
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	1,800	1,969,650
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2031	1,235	1,387,658
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2032	1,125	1,263,240
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(d)	5.00%	01/01/2038	3,875	4,187,325
Series 2015 A, RB(d)	5.00%	01/01/2040	6,480	7,532,870
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,220	4,720,520
Peoria (County of), IL; Series 2011, GO Bonds(d)	5.00%	12/15/2041	1,800	1,806,390
Railsplitter Tobacco Settlement Authority; Series 2010, RB(b)(c)	5.50%	06/01/2021	5,475	5,619,978
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(g)	6.50%	07/01/2030	2,305	3,157,205
Series 2002 A, RB (INS - NATL)(g)	6.00%	07/01/2029	1,175	1,592,677
Series 2018 B, RB	5.00%	06/01/2040	2,360	2,836,862
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(d)	5.00%	01/01/2048	4,275	4,927,493
				136,901,758
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–3.11%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	$ 3,505	$ 3,637,700
Indiana (State of) Finance Authority (Kings Daughters Hospital & Health); Series 2010, RB	5.50%	08/15/2045	1,000	1,002,100
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	188,756
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(h)	5.00%	07/01/2035	500	538,660
Series 2013 A, RB(h)	5.00%	07/01/2048	715	761,754
Series 2013, RB(h)	5.00%	07/01/2040	3,960	4,245,001
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,825	1,898,821
Series 2012 A, RB	5.00%	06/01/2039	2,680	2,775,649
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(b)(c)	5.25%	07/01/2023	1,500	1,692,375
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,260	1,498,027
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(d)	5.00%	02/01/2030	3,300	3,607,725
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,702,170
				23,548,738
Iowa–1.63%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	1,027,990
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,325	1,440,831
Series 2013, RB(f)	5.88%	12/01/2027	1,110	1,145,476
Series 2013, Ref. RB(c)	5.25%	12/01/2037	1,290	1,402,901
Series 2019, Ref. RB	3.13%	12/01/2022	395	403,346
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	910	974,874
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB	5.60%	06/01/2034	285	289,264
Series 2005 C, RB	5.50%	06/01/2042	2,005	2,034,995
Series 2005 C, RB	5.63%	06/01/2046	1,395	1,415,869
Series 2005 E, RB(i)	0.00%	06/01/2046	12,920	2,168,234
				12,303,780
Kansas–0.58%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,400	1,573,656
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,470	2,794,163
				4,367,819
Kentucky–2.28%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(n)	1.50%	02/01/2025	720	712,426
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2047	1,140	1,208,890
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,030	2,189,700
Series 2015 A, RB	5.00%	01/01/2045	340	364,249
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,456,423
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,129,682
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	1,108,320
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,520	1,803,829
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,098,620
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(d)(g)(j)	5.00%	09/01/2044	3,920	5,048,529
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,112,890
				17,233,558
Louisiana–1.42%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(g)	4.00%	12/01/2039	1,000	1,183,070
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist) (Green Bonds); Series 2019, RB(f)	3.90%	11/01/2044	$ 1,000	$ 1,005,220
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,165	1,302,924
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	680	770,331
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(g)	5.00%	10/01/2043	455	548,389
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(c)	4.00%	06/01/2022	1,000	1,038,620
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	700	701,953
Series 2013 A, Ref. RB	5.25%	05/15/2031	885	910,329
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,680	1,775,189
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,415	1,493,490
				10,729,515
Maryland–1.17%
Baltimore (City of), MD (Water); Series 2020 A, RB	5.00%	07/01/2050	810	1,051,501
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	400	437,924
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	911,139
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,620	1,781,757
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System); Series 2008 D, VRD RB (LOC -TD Bank N.A.)(p)(q)	0.03%	07/01/2041	3,300	3,300,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	787,260
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	550	542,762
				8,812,343
Massachusetts–2.46%
Massachusetts (Commonwealth of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	1,000	1,274,520
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	750	812,617
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,525	2,979,071
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,390	3,829,038
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2037	245	288,745
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(b)(c)	7.25%	01/01/2021	1,225	1,231,970
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	1,010	1,269,479
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,565	2,857,718
Massachusetts (Commonwealth of) Water Resources Authority; Series 2011 C, Ref. RB(b)(c)(d)	5.00%	08/01/2021	3,000	3,096,510
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(p)(q)	0.08%	01/01/2037	1,000	1,000,000
				18,639,668
Michigan–4.54%
Academy of Warren; Series 2020 A, Ref. RB(f)	5.50%	05/01/2050	250	256,088
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	737,529
Detroit Downtown Development Authority;
Series 2018 A, RB (INS - AGM)(d)(g)(j)	5.00%	07/01/2038	1,000	1,121,260
Series 2018 A, Ref. RB (INS - AGM)(d)(g)(j)	5.00%	07/01/2043	1,150	1,280,939
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,175	1,187,948
Michigan (State of) Building Authority; Series 2020, Ref. VRD RB(p)	0.21%	10/15/2042	500	500,000
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(d)	5.00%	04/15/2041	2,925	3,547,440
Michigan (State of) Finance Authority; Series 2014 C-1, RB(b)(c)	5.00%	07/01/2022	1,275	1,370,893
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,905	2,186,635
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,700	2,002,141
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	840	1,043,650
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, Ref. RB (INS - AGM)(g)	5.00%	07/01/2030	$ 2,785	$ 3,203,669
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	730,106
Series 2014 D-1, Ref. RB (INS - AGM)(g)	5.00%	07/01/2035	1,250	1,425,037
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	735,962
Series 2015, Ref. RB	5.00%	07/01/2035	1,305	1,524,631
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	178,656
Series 2020, Ref. RB	5.00%	06/01/2045	495	510,098
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	2,330	2,699,212
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(d)	5.00%	12/01/2046	3,980	4,747,941
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,267,910
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(h)	5.00%	12/31/2032	750	916,732
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB(h)	5.00%	12/01/2042	1,000	1,173,890
				34,348,367
Minnesota–0.32%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	324,480
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	525,505
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,270	1,549,489
				2,399,474
Mississippi–0.69%
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017 A, Ref. RB	5.00%	06/01/2047	3,000	3,581,280
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(g)	5.00%	01/01/2048	1,380	1,658,746
				5,240,026
Missouri–1.05%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,377,753
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(g)(h)	5.00%	03/01/2049	1,020	1,237,464
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	549,370
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,075,250
Series 2019, Ref. RB	5.00%	02/01/2048	335	384,486
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,140	2,336,580
				7,960,903
Nebraska–1.78%
Central Plains Energy Project (No. 3);
Series 2012, RB(r)	5.00%	09/01/2032	1,500	1,611,255
Series 2012, RB(r)	5.25%	09/01/2037	1,500	1,617,750
Series 2012, RB(r)	5.00%	09/01/2042	2,750	2,953,968
Series 2017 A, Ref. RB	5.00%	09/01/2034	210	289,302
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,205	3,220,821
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	1,835	2,067,935
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,672,530
				13,433,561
New Hampshire–0.37%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,835	2,770,813
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	2	1,673
				2,772,486
New Jersey–4.86%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(g)	5.75%	11/01/2028	940	1,184,522
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2030	640	773,946
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS - NATL)(g)	5.90%	03/15/2021	$ 4,125	$ 4,188,071
Series 2005 N-1, Ref. RB (INS - NATL)(d)(g)(j)	5.50%	09/01/2022	3,855	4,165,867
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.13%	09/15/2023	690	723,251
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(n)	1.70%	03/01/2028	500	491,110
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.13%	01/01/2034	1,250	1,378,737
Series 2013, RB(h)	5.38%	01/01/2043	1,000	1,100,960
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(h)	5.00%	12/01/2024	1,135	1,303,298
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(g)(i)	0.00%	12/15/2037	2,055	1,355,334
Series 2011 A, RB(b)(c)	5.50%	06/15/2021	3,195	3,286,217
Series 2011 B, RB	5.50%	06/15/2031	1,080	1,106,201
Series 2014, RB	5.00%	06/15/2030	945	1,146,824
Series 2015 AA, RB	5.25%	06/15/2033	1,545	1,748,615
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	572,785
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,265	1,515,546
Series 2018 A, Ref. RN(d)(j)	5.00%	06/15/2029	1,625	1,888,185
Series 2018 A, Ref. RN(d)(j)	5.00%	06/15/2030	555	642,257
Series 2018 A, Ref. RN(d)(j)	5.00%	06/15/2031	1,020	1,176,539
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,035	1,210,081
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(b)(c)	5.00%	07/01/2022	900	968,436
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	720	754,884
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,565	3,049,144
Series 2018 A, Ref. RB	5.25%	06/01/2046	855	1,031,882
				36,762,692
New York–21.83%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(h)	5.25%	12/31/2033	400	430,216
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,777,331
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(d)(g)	4.00%	02/15/2047	3,380	3,762,109
Metropolitan Transportation Authority;
Series 2016 A, Ref. RB	5.25%	11/15/2032	640	771,411
Series 2019 A, RB (INS - AGM)(d)(g)	4.00%	11/15/2046	2,715	3,021,659
Series 2020 A-2, RB	4.00%	02/01/2022	1,190	1,208,945
Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(p)(q)	0.05%	11/01/2035	935	935,000
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, RB	5.00%	11/15/2023	615	658,253
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	579,711
Series 2020 A-1, RB (INS - BAM)(g)	4.00%	11/15/2053	400	451,136
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,602,633
Series 2020 D-3, RB	4.00%	11/15/2050	1,190	1,260,162
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(d)(h)(j)	5.00%	09/15/2028	3,360	4,265,856
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB(b)(c)(h)	5.75%	12/31/2020	3,000	3,019,470
Series 1997 6, RB(b)(c)(h)	5.75%	12/31/2020	1,300	1,308,437
Series 2010 8, RB	6.00%	12/01/2036	3,000	3,019,500
Series 2010, RB	5.50%	12/01/2031	680	684,413
New York (City of), NY; Series 2020-XM0925, GO Bonds(d)	5.00%	08/01/2043	2,365	3,001,232
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	7,000	7,676,690
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,270	1,602,575
Subseries 2013, RB(d)	5.00%	11/01/2038	10,155	11,333,386
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Water & Sewer System;
Series 2012 FF, RB(d)	5.00%	06/15/2045	$ 9,285	$ 9,918,329
Series 2019 EE-2, Ref. RB(d)	4.00%	06/15/2040	2,850	3,396,915
Series 2020 GG-1, RB(d)	5.00%	06/15/2048	4,450	5,773,519
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,939,548
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(g)	5.00%	10/01/2024	225	225,833
Series 2018 E, RB(d)	5.00%	03/15/2045	5,850	7,285,239
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	725,998
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	837,354
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB(d)	5.00%	03/15/2030	3,390	3,433,731
Series 2013 A, RB(b)(c)	5.00%	02/15/2023	2,900	3,206,472
Series 2014 C, RB(d)	5.00%	03/15/2040	5,655	6,365,494
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,265	1,612,647
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(g)	5.75%	07/01/2027	1,000	1,192,250
New York (State of) Thruway Authority; Series 2011 A-1, RB(d)	5.00%	04/01/2029	5,670	5,751,818
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(d)	5.00%	12/15/2031	2,910	3,310,241
New York City (City of), NY Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2039	2,045	2,459,358
Series 2020-XF2864, Ctfs.(d)	4.00%	11/01/2045	3,410	3,963,989
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	6,730	6,976,183
New York Power Authority; Series 2020-XF0956, Ctfs.(d)	4.00%	11/15/2050	3,740	4,419,034
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(d)	4.00%	01/01/2050	5,505	6,244,982
Series 2020-XX1127, Ctfs. (INS - AGM)(d)(g)(j)	4.00%	01/01/2050	2,670	3,083,209
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(h)	5.00%	08/01/2021	2,725	2,753,258
Series 2020, Ref. RB(h)	5.25%	08/01/2031	670	731,493
Series 2020, Ref. RB(h)	5.38%	08/01/2036	965	1,059,068
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	1,725	1,740,490
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,360	1,366,868
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2031	245	283,245
Series 2018, RB(h)	5.00%	01/01/2033	2,145	2,456,776
Series 2018, RB(h)	5.00%	01/01/2034	2,070	2,363,526
Series 2018, RB(h)	4.00%	01/01/2036	1,535	1,652,520
Series 2018, RB(h)	5.00%	01/01/2036	645	732,017
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(h)	5.00%	10/01/2040	2,045	2,381,423
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,310	3,612,964
Series 2016 A, RB(h)	5.25%	01/01/2050	1,810	1,988,068
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,792,075
Triborough Bridge & Tunnel Authority; Series 1992 Y, RB(b)	6.13%	01/01/2021	320	321,558
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,412,515
				165,140,132
North Carolina–2.58%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	640	739,021
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(p)	0.01%	01/15/2037	745	745,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(h)	5.00%	06/30/2054	3,180	3,388,417
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	9,800	11,996,671
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	1,685	2,628,145
				19,497,254
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.61%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	$ 2,210	$ 2,465,564
Series 2017 C, RB	5.00%	06/01/2048	1,970	2,181,125
				4,646,689
Ohio–7.54%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	3,168,431
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,224,528
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	3,786,529
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,470	1,728,632
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	545	634,053
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	480	571,363
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,240	3,663,241
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,740	12,078,419
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	8,765	1,306,160
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,150	1,238,722
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	850	885,794
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,730	2,039,929
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB(b)(c)(d)	5.00%	11/15/2021	3,685	3,853,994
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	1,530	1,703,915
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	2,525	2,702,255
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,520	3,013,366
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(b)(c)	6.25%	06/01/2021	1,200	1,235,940
Lucas (County of), OH (ProMedica Healthcare System);
Series 2011 A, RB(b)(c)	6.50%	11/15/2021	3,500	3,706,990
Series 2018 A, Ref. RB	5.25%	11/15/2048	1,710	1,972,810
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(f)	6.00%	04/01/2038	1,440	648,979
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,037,480
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(g)(h)	5.00%	12/31/2039	825	940,434
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(h)	2.60%	10/01/2029	1,000	1,040,170
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(h)	4.25%	01/15/2038	600	658,632
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,705	2,235,988
				57,076,754
Oklahoma–2.06%
Edmond Public Works Authority;
Series 2017, RB(d)	5.00%	07/01/2042	2,780	3,391,294
Series 2017, RB(d)	5.00%	07/01/2047	3,265	3,938,602
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,115	6,044,754
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $0)(e)(l)	5.00%	08/01/2052	1,990	776,100
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,285	1,462,458
				15,613,208
Oregon–0.65%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	543,716
University of Oregon; Series 2020, RB(d)(j)	5.00%	04/01/2050	3,410	4,346,011
				4,889,727
Pennsylvania–3.53%
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB(b)(c)	5.50%	03/01/2021	1,500	1,519,830
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	855	946,040
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,186,980
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	$ 1,000	$ 1,079,420
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(g)(i)	0.00%	10/01/2036	700	398,587
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	843,765
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB(k)	4.75%	12/01/2037	1,010	1,126,695
Series 2018 A-2, RB	5.00%	12/01/2048	1,220	1,496,452
Series 2018 B, RB	5.25%	12/01/2048	1,200	1,463,244
Subseries 2010 B-2, RB(b)(c)	5.75%	12/01/2020	3,450	3,450,000
Subseries 2010 B-2, RB(b)(c)	6.00%	12/01/2020	2,100	2,100,000
Subseries 2014 A-2, RB(k)	5.13%	12/01/2039	1,000	1,050,790
Subseries 2017 B-1, RB	5.25%	06/01/2047	2,400	2,861,088
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,125	1,364,062
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	2,985	3,499,286
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(f)	5.00%	06/15/2040	155	177,390
Series 2020, Ref. RB(f)	5.00%	06/15/2050	290	327,326
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	735	860,024
Series 2017 A, Ref. RB	5.00%	09/01/2047	865	985,131
				26,736,110
Puerto Rico–4.47%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,525	3,617,249
Series 2002, RB	5.63%	05/15/2043	1,520	1,528,056
Series 2005 A, RB(i)	0.00%	05/15/2050	6,050	920,023
Series 2005 B, RB(i)	0.00%	05/15/2055	2,600	223,626
Series 2008 A, RB(i)	0.00%	05/15/2057	15,290	982,688
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(g)	6.00%	07/01/2027	405	416,551
Series 2004 A, GO Bonds (INS - NATL)(g)	5.25%	07/01/2021	500	503,250
Series 2012 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	07/01/2035	470	493,218
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2044	1,535	1,558,025
Series 2012 A, RB	5.00%	07/01/2033	180	186,750
Series 2012 A, RB	5.13%	07/01/2037	1,620	1,682,775
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	1,825	1,938,150
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2033	750	797,415
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	660	701,712
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(g)	5.00%	07/01/2032	125	127,774
Series 2005 L, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	350	370,745
Series 2007 CC, Ref. RB (INS - AGM)(g)	5.25%	07/01/2033	1,260	1,483,877
Series 2007 N, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	785	833,670
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2034	1,225	1,449,187
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2036	1,100	1,305,106
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2024	2,065	2,123,894
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2027	$ 455	$ 399,172
Series 2018 A-1, RB(i)	0.00%	07/01/2029	1,525	1,270,782
Series 2018 A-1, RB(i)	0.00%	07/01/2031	330	252,354
Series 2018 A-1, RB(i)	0.00%	07/01/2033	2,165	1,528,317
Series 2018 A-1, RB(i)	0.00%	07/01/2051	4,200	911,274
Series 2018 A-1, RB	4.75%	07/01/2053	1,385	1,504,706
Series 2018 A-1, RB	5.00%	07/01/2058	3,195	3,523,989
Series 2019 A-2, RB	4.33%	07/01/2040	1,115	1,191,890
				33,826,225
Rhode Island–0.16%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,245,888
South Carolina–1.09%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	1,013,100
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	1,600	1,811,344
South Carolina (State of) Ports Authority; Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	3,285	4,007,404
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,215	1,393,848
				8,225,696
South Dakota–0.47%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,660	1,880,747
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,708,743
				3,589,490
Tennessee–0.85%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,770	2,145,824
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,755,720
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,683,523
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(h)	5.00%	07/01/2049	665	814,173
				6,399,240
Texas–15.85%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,750	1,887,883
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	725	907,156
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,979,735
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2013 A, RB(h)	5.00%	11/01/2030	1,700	1,824,916
Series 2014 A, Ref. RB(h)	5.25%	11/01/2026	1,000	1,124,130
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(p)	0.01%	11/01/2041	10,000	10,000,000
Houston (City of), TX; Series 2011 D, RB(b)(c)(d)	5.00%	11/15/2021	4,335	4,533,803
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	505	555,000
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	2,705	2,797,159
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,360	1,459,484
Lower Colorado River Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	5	5,338
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,541,717
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,140,068
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(h)	4.63%	10/01/2031	3,150	3,345,489
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,080,063
Series 2018, Ref. RB	5.00%	10/01/2031	600	632,946
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB	4.75%	07/01/2042	1,115	735,053
Series 2017 B, RB	5.00%	07/01/2052	595	391,718
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	$ 815	$ 823,264
Series 2016, Ref. RB	5.00%	07/01/2046	665	663,238
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(g)	5.00%	04/01/2046	2,055	2,216,256
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	543,481
Series 2017, Ref. RB	5.00%	01/01/2047	630	676,072
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,550	2,577,132
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS - AGC)(b)(g)	6.20%	01/01/2042	1,000	1,192,700
Series 2011 A, RB(b)(c)(d)(j)	5.50%	09/01/2021	4,365	4,537,287
Series 2015 B, Ref. RB(d)(j)	5.00%	01/01/2040	10,095	10,843,645
San Antonio (City of), TX; Series 2013, RB(b)(c)	5.00%	02/01/2023	2,695	2,970,456
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(d)	5.00%	02/15/2047	3,530	4,166,918
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,830	3,017,771
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,462,745
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB(e)	5.63%	11/15/2027	1,000	650,000
Series 2007, RB(e)	5.75%	11/16/2037	825	536,250
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	440	350,887
Series 2017 A, RB	6.38%	02/15/2048	1,985	1,600,565
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	90,574
Series 2020, Ref. RB	6.75%	11/15/2051	85	90,180
Series 2020, Ref. RB	6.88%	11/15/2055	85	90,641
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,315	5,128,766
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,730	2,084,494
Series 2019, RB(i)	0.00%	08/01/2042	2,290	931,824
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	3,780	4,089,620
Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	3,555	1,921,975
Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	1,210	624,275
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,275	5,946,613
Texas (State of) Water Development Board (State Water Implementation Revenue Fund); Series 2017 A, RB	4.00%	10/15/2035	280	336,918
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,790	5,620,873
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2027	1,500	1,617,300
Series 2012, RB	5.00%	12/15/2028	1,410	1,516,554
Series 2012, RB	5.00%	12/15/2029	1,325	1,421,672
Series 2012, RB	5.00%	12/15/2031	4,860	5,196,992
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,170	1,285,619
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,500	1,723,365
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(h)	5.00%	06/30/2058	2,430	2,875,759
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	560	565,858
				119,930,197
Utah–3.31%
Salt Lake (City of), UT;
Series 2017 A, RB(d)(h)	5.00%	07/01/2047	2,770	3,290,206
Series 2018 A, RB(h)	5.00%	07/01/2048	1,245	1,489,854
Series 2018 A, RB(h)	5.25%	07/01/2048	1,650	2,009,634
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
University of Utah; Series 2013 A, RB(b)(c)(d)	5.00%	08/01/2023	$14,235	$ 16,041,279
Utah (County of), UT; Series 2016 B, RB(d)	4.00%	05/15/2047	2,070	2,228,748
				25,059,721
Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	675	675,101
Series 2010 A, RB	5.00%	10/01/2029	1,250	1,250,063
				1,925,164
Virginia–2.50%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,275	2,051,526
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	335	315,630
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(h)	5.00%	01/01/2040	380	393,946
Series 2019, RB(h)	5.00%	01/01/2044	2,025	2,095,916
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(h)	6.00%	01/01/2037	905	964,983
Series 2012, RB(h)	5.50%	01/01/2042	3,650	3,820,783
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(h)	5.00%	07/01/2034	3,390	3,524,075
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,190	1,361,634
Series 2017, RB(h)	5.00%	12/31/2052	2,505	2,861,411
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,345	1,559,501
				18,949,405
Washington–6.29%
Chelan (County of), WA Public Utility District No. 1;
Series 2011 A, Ref. RB(h)	5.50%	07/01/2025	1,080	1,110,229
Series 2011 A, Ref. RB(h)	5.50%	07/01/2026	1,175	1,207,618
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,575	1,920,838
Kalispel Tribe of Indians; Series 2018 A, RB(f)	5.00%	01/01/2032	1,400	1,585,976
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	3,060	3,637,177
Washington (State of); Series 2019 A, GO Bonds(d)	5.00%	08/01/2042	1,910	2,420,123
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds(b)(d)	5.00%	06/01/2032	2,000	2,046,980
Series 2011 C, GO Bonds(b)(d)	5.00%	06/01/2041	13,370	13,684,061
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,195	1,367,104
Series 2018, RB(d)(j)	5.00%	07/01/2048	4,275	4,868,840
Series 2018, RB	5.00%	07/01/2048	855	958,344
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(d)(j)	5.00%	08/01/2044	3,705	4,464,192
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(b)(c)(d)	5.00%	02/01/2021	3,495	3,522,156
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(b)(c)	6.25%	05/15/2021	1,525	1,567,380
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	440	456,007
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	365	377,363
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,378,587
				47,572,975
West Virginia–0.26%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	850	909,593
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. RB	5.38%	12/01/2038	1,060	1,064,251
				1,973,844
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–3.49%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(f)	6.75%	08/01/2031	$ 640	$ 527,962
Series 2017, RB(f)	6.75%	12/01/2042	2,190	1,912,812
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(d)	5.00%	03/01/2046	6,060	6,933,004
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	630	676,519
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB(b)	5.50%	12/15/2020	2,000	2,003,900
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB(h)	5.38%	11/01/2021	700	702,877
Series 2007 B, RB(h)	5.75%	11/01/2037	625	627,587
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(g)(i)	0.00%	12/15/2055	6,470	1,777,115
Series 2020 D, RB (INS - AGM)(g)(i)	0.00%	12/15/2060	25,015	5,448,267
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(f)	6.13%	02/01/2050	425	437,436
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	665	537,147
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,940,457
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,917,987
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	976,722
				26,419,792
Wyoming–0.35%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(d)(g)	5.00%	01/01/2047	2,250	2,667,555
TOTAL INVESTMENTS IN SECURITIES(s)–167.93% (Cost $1,185,366,612)					1,270,445,564
FLOATING RATE NOTE OBLIGATIONS–(31.19)%
Notes with interest and fee rates ranging from 0.52% to 1.18% at 11/30/2020 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(t)					(235,935,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.12)%					(273,294,865)
OTHER ASSETS LESS LIABILITIES–(0.62)%					(4,689,403)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$756,526,296
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $4,645,801, which represented less than 1% of the Trust’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $42,967,306, which represented 5.68% of the Trust’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security subject to the alternative minimum tax.
(i)	Zero coupon bond issued at a discount.
(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $43,871,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Restricted security. The aggregate value of these securities at period end was $1,831,225, which represented less than 1% of the Trust’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)	Security subject to crossover refunding.
(s)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(t)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Trust’s investments with a value of $370,804,958 are held by TOB Trusts and serve as collateral for the $235,935,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,268,939,284	$1,506,280	$1,270,445,564
Other Investments - Assets
Investments Matured	—	1,332,381	6	1,332,387
Total Investments	$—	$1,270,271,665	$1,506,286	$1,271,777,951
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Trust for Investment Grade Municipals